11. Recoverable taxes (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	R$ 2,343	R$ 1,306
Recoverable taxes, current	596	674
Recoverable taxes, noncurrent	1,747	632
State value-added tax on sales and services – ICMS
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	1,886	545
Provision for non-realization to ICMS
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	(369)	0
Social Integration Program (PIS) and Contribution for Social Security Financing (COFINS)
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	424	418
Income tax on short term investments
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	13	45
Income tax and Social Contribution
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	71	80
Social Security Contribution (INSS)
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	312	211
Other
DisclosureOfRecoverableTaxesLineItems [Line Items]
Recoverable taxes	R$ 6	R$ 7